SUBSEQUENT EVENTS (Details) - Subsequent event $ in Millions		1 Months Ended	12 Months Ended
	Oct. 25, 2025 USD ($) shares	Nov. 30, 2025	Dec. 31, 2025 CNY (¥)
SUBSEQUENT EVENTS
Litigation settlement | $	$ 30.0
Litigation settlement shares received | shares	20,471,063
Aggregate amount			¥ 253,050,000
Amount withdrawn			¥ 245,050,000
Wuhan Tuoshi Fangtianxia Business Service Co., Ltd
SUBSEQUENT EVENTS
Percentage of equity interest pledged		100.00%
Minimum
SUBSEQUENT EVENTS
Debt maturity period			1 year
Maximum
SUBSEQUENT EVENTS
Debt maturity period			10 years